Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (38)	£ (22)	£ (42)
Interest on lease liabilities	(41)	(45)
Net foreign exchange losses	(6)	(5)	(36)
Finance costs associated with transactions			(1)
Finance costs	(107)	(84)	(91)
Interest receivable on financial assets at amortised cost	9	15	18
Interest on lease receivables	9	11
Net finance income in respect of retirement benefits	6	13	11
Finance income	50	41	36
Net finance costs	(57)	(43)	(55)
Fair value remeasurement of disposal proceeds	26
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	£ (22)	(12)	(7)
Finance income		£ 2	6
Designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs			(5)
Finance income			£ 1